Simplify China A Shares PLUS Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 57.5%
U.S. Treasury Bill, 3.66%, 5/19/2026 (a)(b) ...................................... $ 1,830,000 $ 1,821,143
U.S. Treasury Bill, 3.67%, 6/23/2026 (a)(b) ...................................... 1,050,000 1,041,345
U.S. Treasury Bill, 3.68%, 7/7/2026 (a)(b) ....................................... 2,700,000 2,673,797
Total U.S. Treasury Bills (Cost $5,536,348) .......................................... 5,536,285
Shares
U.S. Exchange-Traded Funds – 48.8%
Money Market ETFs - 48.8%
Simplify Government Money Market ETF(b)(c)(d)
(Cost $4,707,390) ........................................................ 47,000 4,702,820
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $10,228) ........................................................... 10,228 10,228
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 10 7,350,000 50
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 4 2,880,000 220
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 8 5,820,000 360
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 3 2,214,000 97
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 5 3,650,000 4,750
5,477
Total Purchased Options (Cost $88,934) .............................................. 5,477
Total Investments – 106.5%
(Cost $10,342,900) ............................................................. $ 10,254,810
Liabilities in Excess of Other Assets – (6.5)% .......................................... (624,212)
Net Assets – 100.0% ............................................................. $ 9,630,598
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $6,930,439 have been pledged as collateral for options and swaps as of March 31,
2026.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.

Simplify China A Shares PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 9,319,829 $ (4,606,379) $ (6,060) $ (4,570) $ 4,702,820 47,000 $ 135,124 $ —
$ — $ 9,319,829 $ (4,606,379) $ (6,060) $ (4,570) $ 4,702,820 47,000 $ 135,124 $ —
At March 31, 2026, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
CCSI 1000 Net Total Return Index 4/15/2026 (8.66)% (SOFR -12.30)(c) BOFA 1,506,066 $ (102,216)
CCSI 2000 Net Total Return Index 4/15/2026
(14.36)% (SOFR -18.00)
(c) BOFA 1,866,096 (116,675)
CCSI 300 Net Return Index 4/15/2026 0.94% (SOFR -2.70)(c) BOFA 2,431,969 (114,215)
CCSI 500 Net Total Return Index 4/15/2026 (5.06)% (SOFR -8.70)(c) BOFA 1,613,506 (107,445)
ECSI 2000 Net Total Return Index 7/15/2026 (9.36)% (SOFR -13.00)(c) BOFA 280,595 (18,163)
ECSI 300 Net Return Index 7/15/2026 (0.11)% (SOFR -3.75)(c) BOFA 1,287,854 (59,961)
ECSI 500 Net Total Return Index 7/15/2026 (2.66)% (SOFR -6.30)(c) BOFA 1,619,238 (109,457)
$ (628,132)
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BOFA : Bank of America
SOFR : Secured Overnight Financing Rate